Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maximum	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor	Dec. 31, 2010 Predecessor
Foreign bank balance			$ 2,201	$ 2,627
Maturity period			90 days
Allowance for doubtful accounts	697		1,105	641
Inventory reserve			6,944	7,406
Period for classifying as non moving inventory			24 months
Capitalized computer software additions							5,685	161	246	1,134
Estimated useful lives of the assets			Generally three to ten years or over the terms of the related leases, whichever is shorter.
Compensation and general liability losses					250
Risk cover by third party			40,000
Risk cover by third party			250
Loss limit covered under self-insurance			200
Percentage of coverage under health insurance plan			125.00%
Matching contribution for eligible employees, maximum percentage			6.00%
Maximum matching contribution for eligible employees			50.00%
Defined contribution plan costs						710	1,426	1,327	594
Shipping and handling costs	5,614	5,379				16,105	23,067	21,695	3,153
Research and development costs						476	1,222	1,187	446
Common stock, shares outstanding			198.3
Fair value of temporary equity held by management			$ 14,116	$ 12,247